Equity (Details) - Schedule of Number of Ordinary Shares Upon Exercise - Warrants [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Number of Ordinary Shares Upon Exercise [Line Items]
Number of Warrants Outstanding | shares	202,251
Weighted average exercise price Outstanding | $ / shares	$ 23.31
Number of Warrants Issued | shares	8,904,287
Weighted average exercise price Issued | $ / shares	$ 1.17
Number of Warrants Outstanding | shares	9,106,538
Weighted average exercise price Outstanding | $ / shares	$ 1.66